UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  October 31, 2011

Date of reporting period:  October 31, 2011

Item 1. Reports to Stockholders.

HUBER CAPITAL EQUITY INCOME FUND
HUBER CAPITAL SMALL CAP VALUE FUND
Investor Class
Institutional Class

ANNUAL REPORT
October 31, 2011

December, 2011

Dear Shareholder:

The fiscal year ending October 31, 2011, was characterized by an increase in equity market indices across all market capitalizations.  For the fiscal year, both the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund outperformed their relative benchmarks.

Equity Income Fund Review

For the fiscal year ending October 31, 2011, the Equity Income Fund Investor Class (formerly known as the Institutional Class) return was 10.60%, outperforming the Russell 1000® Value Index and the S&P 500® Index, which generated total returns of 6.16% and 8.09%, respectively.  The sectors that contributed most positively to the Fund’s performance, relative to the benchmark Russell 1000® Value Index, were Financial Services, Consumer Staples, and Materials and Processing.  The main sectors that lagged in relative performance were Energy and Technology.  Stocks that contributed strongly to performance were Cash America International, Conseco, Mastercard, Philip Morris International, and Carpenter Technology. Cash America International, a provider of specialty consumer financial services to the underbanked population, experienced strong earnings growth and enhanced margins throughout the year, with results buoyed by a rise in gold prices.  Conseco, a domestic insurance company, posted steady results during the year, continued to grow its book value, and improved its capital ratios.  Mastercard, a global payments company, had a very good year with earnings materially exceeding Wall Street’s expectations.  Philip Morris International, a manufacturer and marketer of tobacco products outside the U.S., posted strong results driven largely by price increases.  Carpenter Technology, a specialty alloy manufacturer, successfully completed a refinancing of its credit facility and saw accelerating earnings growth during the period.  Our portfolio was negatively impacted by our underweighting of the Energy sector, which was the best performing sector in the benchmark.  Also negatively impacting our performance was our substantial overweighting of the Technology sector, which was an underperforming sector in the benchmark for the 1-year period.

Small Cap Value Fund Review

For the fiscal year ending October 31, 2011, the Small Cap Value Fund Investor Class (formerly known as the Institutional Class) return was 9.50%, outperforming the benchmark Russell 2000® Value Index and the Russell 2000® Index, which generated total returns of 3.54% and 6.71%, respectively. The sectors that contributed most positively were Financial Services, Consumer Discretionary, and Materials and Processing.  The sectors that negatively impacted performance were Producer Durables and Consumer Staples.  The largest positive contributors to performance during the fiscal year were MI Developments and Global Traffic Network.  MI Developments, a real estate operating company, eliminated its dual class share structure, which restructured the company’s voting rights, benefiting the public shareholders.  Global Traffic Network, a provider of traffic and news information reports to radio and television stations in international markets, was acquired during the period at a material premium to its prior trading price.  We also benefitted from our ownership of a wide array of other companies including Virtus Investment Partners, an asset manager, EZCORP, a provider of specialty consumer financial services to the underbanked population, and UFP Technologies, a manufacturer of engineered packaging solutions and component products.  Our performance was further helped by Conseco and Carpenter Technology, both of which were discussed earlier in this report.  Our performance results were hurt by our ownership of Armtec Infrastructure, a supplier of infrastructure products and engineered construction solutions primarily in Canada.  Armtec’s profits were pinched by lower margin projects undertaken during the recession, poor weather conditions, and difficulty surrounding the implementation of a new computer system.  Overhill Farms, a custom manufacturer of food for retail and foodservice customers, also negatively impacted our performance due to sales weakness with several key customers.

Outlook

The equity markets produced positive results for the fiscal year.  However, the highly volatile year was a tale of two halves.  The first half of the fiscal year produced strong returns as economic conditions stabilized.  While political turmoil in the Mideast and uncertainty from the tsunami were negative factors, overall the economy was not as weak as some had feared, resulting in a relief rally.  The second half of the period showed negative returns caused at first by political uncertainty concerning Congressional action to raise the debt ceiling and then by the macro-economic turmoil in Europe.

While the domestic economy continues to plug along, with modest but stable growth, concern is mounting about Europe’s fiscal situation, creating a headwind for the equity markets.  While the initial concern was a potential default by the Greek government, concern rapidly broadened to other much larger European economies, particularly Italy and Spain, which also have serious fiscal problems.  Policy makers are currently working overtime to contain such issues and avoid broader economic fallout, which would likely affect the U.S.

Our primary focus at Huber Capital Management remains bottom up stock selection and we declare no particular expertise in prognosticating the direction of the equity markets.  That said, we see opportunities for attractive investments with valuations at low levels, particularly considering the ultra low interest rate environment and the concomitant lack of competing high yielding investment alternatives.

We continue our approach of seeking to invest in companies trading at discounts to their intrinsic values based on our estimates of normalized earnings and cash flows.  In the Small Cap Value Fund, we are overweight in the Consumer Discretionary, Consumer Staples, Financial Services and Materials and

Processing sectors, while being underweight in Technology, Energy, Producer Durables and Utilities.  In the Equity Income Fund, we are overweight in Technology and Materials and Processing, while being underweight in Energy, Health Care, Producer Durables and Utilities.

Thank you for your support and for entrusting us with your investment dollars.  We will work hard to earn that trust and look forward to meeting your investment needs for years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete fund holdings.

The information provided herein represents the opinion of Huber Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.  The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices.  It is not possible to invest directly in an index. The Funds’ returns may not correlate with the returns of their benchmark indexes.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Book value is the net asset value of a company, calculated by subtracting total liabilities from total assets.

Huber Funds

HUBER CAPITAL EQUITY INCOME FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Equity
Income Fund – Investor Class vs the Russell 1000® Value Index and the S&P 500® Index

Average Annual Total Return
		Since Inception*	Since Inception*
	1 Year	(6/29/07)	(10/25/11)
Huber Capital Equity Income
Fund – Investor Class	10.60%	-1.23%	—
Huber Capital Equity Income
Fund – Institutional Class	—	—	2.56%
Russell 1000® Value Index	6.16%	-4.70%	2.30%
S&P 500® Index	8.09%	-2.00%	1.98%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Investor Class commenced operations on June 29, 2007 and the Institutional Class commenced operations on October 25, 2011. Returns for a period of less than one year are not annualized.

Huber Funds

HUBER CAPITAL SMALL CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Small Cap
Value Fund – Investor Class vs the Russell 2000® Index and the Russell 2000® Value Index

Average Annual Total Return
		Since Inception*	Since Inception*
	1 Year	(6/29/07)	(10/25/11)
Huber Capital Small Cap Value
Fund – Investor Class	9.50%	1.20%	—
Huber Capital Small Cap Value
Fund – Institutional Class	—	—	6.15%
Russell 2000® Index	6.71%	-1.33%	3.86%
Russell 2000® Value Index	3.54%	-3.29%	3.60%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Investor Class commenced operations on June 29, 2007 and the Institutional Class commenced operations on October 25, 2011. Returns for a period of less than one year are not annualized.

Huber Funds

EXPENSE EXAMPLE – October 31, 2011 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/11 – 10/31/11), for Investor Class shares, and invested for the period (10/25/11 – 10/31/11), for Institutional Class shares.

Actual Expenses
For each class of the Huber Capital Equity Income Fund (“Equity Income Fund”) and the Huber Capital Small Cap Value Fund (“Small Cap Value Fund”), two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  Actual net expenses are limited to 1.49% for Investor Class shares and 0.99% for Institutional Class shares of the Equity Income Fund per the operating expenses limitation agreement.  For the period November 1, 2010 through October 24, 2011, actual net expenses were limited to 1.99% for Investor Class shares.  Effective October 25, 2011, actual net expenses are limited to 1.85% for Investor Class shares and 1.35% for Institutional Class shares of the Small Cap Value Fund per the operating expenses limitation agreement.  In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line of each class, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other

Huber Funds

EXPENSE EXAMPLE – October 31, 2011 (Unaudited), Continued

funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

Equity Income Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/11	10/31/11	5/1/11 – 10/31/11*
Investor Class Actual	$1,000.00	$ 934.30	$7.26
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,017.69	$7.58

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.49% multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/25/11	10/31/11	10/25/11 – 10/31/11*
Institutional Class Actual	$1,000.00	$1,010.30	$0.16
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,000.66	$0.16

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 0.99% multiplied by the average account value over the period, multiplied by 6 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Small Cap Value Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/11	10/31/11	5/1/11 – 10/31/11*
Investor Class Actual	$1,000.00	$ 864.30	$ 9.35
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,015.17	$10.11

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.99% multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Huber Funds

EXPENSE EXAMPLE – October 31, 2011 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/25/11	10/31/11	10/25/11 – 10/31/11*
Institutional Class Actual	$1,000.00	$1,030.30	$0.23
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,000.60	$0.22

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 1.35% multiplied by the average account value over the period, multiplied by 6 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2011 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2011

Shares	COMMON STOCKS - 98.85%	Value
	Advertising - 1.03%
6,200	Groupe Aeroplan, Inc. (c)	$71,408

	Aerospace - 2.07%
2,500	Northrop Grumman Corp.	144,375

	Air Transport - 1.53%
1,300	FedEx Corp.	106,379

	Aluminum - 0.94%
6,100	Alcoa Inc.	65,636

	Banks: Diversified - 1.90%
19,400	Bank of America Corp.	132,502

	Beverage: Soft Drinks - 1.18%
1,200	Coca-Cola Co.	81,984

	Chemicals: Diversified - 1.69%
1,600	BASF SE - ADR	117,360

	Computer Services,
	Software & Systems - 11.21%
16,700	CA Inc.	361,722
12,900	Microsoft Corp.	343,527
2,300	Oracle Corp.	75,371
		780,620
	Computer Technology - 3.37%
8,800	Hewlett Packard Co.	234,168

	Consumer Lending - 3.85%
4,900	Cash America International, Inc.	268,275

	Diversified Financial Services - 2.52%
2,700	Citigroup Inc.	85,293
2,600	JPMorgan Chase & Co.	90,376
		175,669
	Diversified Retail - 2.44%
3,000	Wal-Mart Stores, Inc.	170,160

	Electronic Components - 1.28%
2,510	TE Connectivity Ltd.	89,231

	Engineering & Contracting Services - 2.04%
1,300	Fluor Corp.	73,905
2,430	KBR, Inc.	67,821
		141,726

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2011, Continued

Shares		Value
	Financial Data & Systems - 4.00%
600	Mastercard, Inc. - Class A	$208,344
4,000	Western Union Co.	69,880
		278,224
	Foods - 2.00%
2,600	ConAgra Foods, Inc.	65,858
3,800	Tyson Foods, Inc. - Class A	73,340
		139,198
	Homebuilding - 2.94%
16,102	Lennar Corp. - Class B	204,978

	Insurance: Life - 7.10%
79,100	CNO Financial Group, Inc. (a)	494,375

	Insurance: Property-Casualty - 5.06%
16,200	XL Group PLC	352,188

	Oil Well Equipment & Services - 2.57%
3,600	Ensco PLC - ADR	178,776

	Oil: Crude Producers - 1.09%
2,700	Chesapeake Energy Corp.	75,924

	Oil: Integrated - 3.98%
3,600	Royal Dutch Shell PLC - Class A - ADR	255,276
300	Royal Dutch Shell PLC - Class B - ADR	21,540
		276,816
	Pharmaceuticals - 12.19%
5,800	Eli Lilly & Co.	215,528
6,700	Merck & Co., Inc.	231,150
16,000	Pfizer, Inc.	308,160
1,400	Watson Pharmaceuticals, Inc. (a)	94,024
		848,862
	Scientific Instruments:
	Control & Filter - 0.93%
700	Flowserve Corp.	64,883

	Shipping - 0.10%
233	Huntington Ingalls Industries Inc. (a)	6,874

	Specialty Retail - 2.21%
4,300	Home Depot, Inc.	153,940

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2011, Continued

Shares		Value
	Steel - 1.47%
1,800	Carpenter Technology Corp.	$102,096

	Tobacco - 4.31%
4,300	Philip Morris International, Inc.	300,441

	Utilities: Electrical - 9.41%
3,200	American Electric Power Co., Inc.	125,696
2,400	Entergy Corp.	166,008
5,900	Exelon Corp.	261,901
1,800	NextEra Energy, Inc.	101,520
		655,125
	Utilities: Telecommunications - 2.44%
6,100	Vodafone Group PLC - ADR	169,824
	TOTAL COMMON STOCKS
	(Cost $5,793,557)	6,882,017

	SHORT-TERM INVESTMENTS - 0.94%
32,889	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.01% (b)	32,889
32,889	First American Tax Free Obligations
	Fund - Class Z, 0.00% (b)	32,889
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $65,778)	65,778
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $5,859,335) - 99.79%	6,947,795
	Other Assets in Excess of Liabilities - 0.21%	14,603
	NET ASSETS - 100.00%	$6,962,398

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Rate shown is the 7-day yield as of October 31, 2011.
(c)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2011

Shares	COMMON STOCKS - 97.40%	Value
	Aluminum - 1.96%
5,000	Kaiser Aluminum Corp.	$232,300

	Asset Management & Custodian - 5.29%
10,033	Virtus Investment Partners, Inc. (a)	626,059

	Banks: Diversified - 3.36%
103,099	Park Sterling Bank (a)	396,931

	Commercial Vehicles & Parts - 1.48%
8,562	Miller Industries, Inc. (a)	175,007

	Consumer Lending - 7.28%
21,900	EZcorp, Inc. - Class A (a)	608,382
11,800	Nelnet, Inc. - Class A (a)	253,464
		861,846
	Containers & Packaging - 3.06%
23,971	UFP Technologies, Inc. (a)	361,483

	Diversified Manufacturing - 2.64%
93,000	Uranium Energy Corp. (a)	312,480

	Diversified Manufacturing
	Operations - 3.58%
14,100	A. M. Castle & Co. (a)	193,029
10,000	Harsco Corp.	230,500
		423,529
	Engineering & Contracting Services - 1.33%
11,607	Argan, Inc. (a)	157,855

	Financial Data & Systems - 5.51%
218,813	Global Cash Access Holdings, Inc. (a)	652,063

	Foods - 2.24%
68,454	Overhill Farms, Inc. (a) (d)	264,917

	Health Care Facilities - 0.78%
19,500	Tenet Healthcare Corp. (a)	92,235

	Homebuilding - 4.10%
38,150	Lennar Corp. - Class B	485,650

	Household Furnishings - 0.88%
29,663	Crown Crafts, Inc. (d)	104,117

	Insurance: Life - 8.06%
152,600	CNO Financial Group, Inc. (a)	953,750

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2011, Continued

Shares		Value
	Insurance: Property-Casualty - 4.78%
26,000	XL Group PLC	$565,240

	Leisure Time - 1.23%
10,502	Interval Leisure Group, Inc. (a)	145,033

	Machinery: Industrial - 2.07%
108,400	Armtec Infrastructure Trust Unit (b)	244,695

	Metal Fabricating - 0.63%
27,100	Mueller Water Products, Inc. - Class A	74,525

	Oil: Crude Producers - 0.63%
29,900	GMX Resources Inc. (a)	74,750

	Oil Well Equipment & Services - 2.44%
30,600	Cal Dive International, Inc. (a)	68,544
27,700	Global Industries, Ltd. (a)	220,215
		288,759
	Paper - 1.86%
13,400	Kapstone Paper and Packaging Corp. (a)	219,760

	Pharmaceuticals - 2.33%
4,100	Watson Pharmaceuticals, Inc. (a)	275,356

	Real Estate - 5.77%
21,500	MI Developments, Inc. - Class A	682,410

	Real Estate Investment
	Trusts (REITs) - 5.15%
155,961	CapLease, Inc.	609,807

	Rental & Leasing Services:
	Consumer - 2.71%
9,400	Rent-A-Center, Inc.	321,010

	Restaurants - 7.07%
43,200	Boston Pizza Royalties Income Fund (b)	580,767
12,800	Pizza Pizza Royalty Income Fund (b)	108,256
22,900	Second Cup Royalty Income Fund Unit (b)	147,038
		836,061

	Shoe Stores - 1.28%
10,400	Collective Brands, Inc. (a)	151,944

	Steel - 2.97%
6,200	Carpenter Technology Corp.	351,664

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2011, Continued

Shares		Value
	Sugar - 0.38%
6,700	Imperial Sugar Co.	$45,359

	Utilities: Electrical - 4.55%
7,100	Alliant Energy Corp.	289,538
6,100	Great Plains Energy, Inc.	126,514
5,000	Portland General Electric Co.	122,700
		538,752
	TOTAL COMMON STOCKS
	(Cost $10,332,886)	11,525,347

	SHORT-TERM INVESTMENTS - 2.59%
152,991	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.01% (c)	152,991
152,991	First American Tax Free Obligations
	Fund - Class Z, 0.00% (c)	152,991
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $305,982)	305,982
	TOTAL INVESTMENTS IN SECURITIES
	(Cost ($10,638,868) - 99.99%	11,831,329
	Other Assets in Excess of Liabilities - 0.01%	1,074
	NET ASSETS - 100.00%	$11,832,403

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day yield as of October 31, 2011.
(d)	Security is considered illiquid. As of October 31, 2011, the value of these investments was $369,034 or 3.12% of net assets. See Note 2 (I) in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2011

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
ASSETS
Investments in securities, at value (identified
cost $5,859,335 and $10,638,868, respectively)	$6,947,795	$11,831,329
Cash	—	3,392
Receivables
Fund shares sold	—	20,000
Investment securities sold	18,282	18,536
Dividends and interest	1,992	15,349
Dividend tax reclaim	572	—
Due from Advisor (Note 4)	20,451	—
Prepaid expenses	24,811	25,229
Total assets	7,013,903	11,913,835
LIABILITIES
Payables
Investment securities purchased	—	12,910
Advisory fees	—	12,812
12b-1 fees	3,259	3,577
Administration fees	8,102	8,102
Audit fees	17,200	17,200
Chief Compliance Officer fee	1,250	1,250
Custody fees	646	1,697
Fund accounting fees	6,882	6,763
Legal fees	2,819	2,317
Shareholder servicing fees	4,003	6,894
Shareholder reporting	1,071	1,162
Transfer agent fees and expenses	6,273	6,748
Total liabilities	51,505	81,432
NET ASSETS	$6,962,398	$11,832,403

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2011, Continued

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$5,469,150	$10,570,380
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	620,114	1,037,467
Net asset value, offering and
redemption price per share (Note 1)	$8.82	$10.19
Institutional Class
Net assets applicable to shares outstanding	$1,493,248	$1,262,023
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	169,386	123,894
Net asset value, offering and
redemption price per share (Note 1)	$8.82	$10.19
COMPONENTS OF NET ASSETS
Paid-in capital	$6,632,825	$10,760,127
Undistributed net investment income/(loss)	26,281	—
Accumulated net realized loss on investments	(785,168)	(120,190)
Net unrealized appreciation on investments	1,088,460	1,192,466
Net assets	$6,962,398	$11,832,403

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2011

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance
fees withheld of $2,190 and $172 and
$12,460 and $0, respectively)	$116,451	$128,514
Interest	26	98
Total investment income	116,477	128,612
Expenses
Advisory fees (Note 4)	52,527	150,532
Adminstration fees (Note 4)	32,503	32,503
Fund accounting fees (Note 4)	27,650	27,381
Transfer agent fees and expenses (Note 4)	24,889	27,288
Registration fees	17,818	17,552
Audit fees	16,081	16,225
Service fees - Investor Class (Note 5)	13,072	25,078
Distribution fees - Investor Class (Note 6)	11,814	12,550
Legal fees	9,877	10,128
Trustee fees	5,503	5,675
Custody fees (Note 4)	5,234	8,228
Chief Compliance Officer fee (Note 4)	5,001	5,001
Insurance expense	2,733	2,849
Reports to shareholders	1,119	1,692
Other expenses	1,918	2,127
Total expenses	227,739	344,809
Less: advisory fee waiver and
expense reimbursement (Note 4)	(149,584)	(145,153)
Net expenses	78,155	199,656
Net investment income/(loss)	38,322	(71,044)
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	(1,193)	321,715
Net change in unrealized
appreciation/(depreciation) on investments	517,343	(9,463)
Net realized and unrealized gain on investments	516,150	312,252
Net Increase in Net Assets
Resulting from Operations	$554,472	$241,208

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2011	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$38,322	$22,157
Net realized gain/(loss) on investments	(1,193)	59,243
Net change in unrealized
appreciation on investments	517,343	457,791
Net increase in net assets
resulting from operations	554,472	539,191
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(28,701)	(14,931)
Total distributions to shareholders	(28,701)	(14,931)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	1,708,419	2,004,411
Total increase in net assets	2,234,190	2,528,671
NET ASSETS
Beginning of year	4,728,208	2,199,537
End of year	$6,962,398	$4,728,208
Undistributed net investment
income at end of year	$26,281	$16,703

(a)  A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2011		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	287,274	$2,463,806	293,019	$2,203,452
Shares issued on
reinvestments
of distributions	3,377	28,701	2,071	14,931
Shares redeemed	(260,453)	(2,240,802)	(26,714)	(213,972)
Net increase	30,198	$251,705	268,376	$2,004,411

	Institutional Class
	October 25, 2011* to
	October 31, 2011
	Shares	Paid-in Capital
Shares sold	169,386	$1,456,714
Net increase	169,386	$1,456,714

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2011	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$(71,044)	$11,559
Net realized gain on investments	321,715	28,158
Net change in unrealized
appreciation/(depreciation) on investments	(9,463)	1,048,489
Net increase in net assets
resulting from operations	241,208	1,088,206
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(13,261)	(14,285)
Total distributions to shareholders	(13,261)	(14,285)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	6,357,006	1,607,136
Total increase in net assets	6,584,953	2,681,057
NET ASSETS
Beginning of year	5,247,450	2,566,393
End of year	$11,832,403	$5,247,450
Undistributed net investment
income at end of year	$—	$6,801

(a)  A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2011		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	644,096	$6,857,482	289,992	$2,340,229
Shares issued on
reinvestments
of distributions	1,245	13,138	1,793	14,219
Shares redeemed**	(170,682)	(1,702,997)	(88,992)	(747,312)
Net increase	474,659	$5,167,623	202,793	$1,607,136
** Net of redemption fees of		$219		$2,150

	Institutional Class
	October 25, 2011* to
	October 31, 2011
	Shares	Paid-in Capital
Shares sold	123,894	$1,189,383
Net increase	123,894	$1,189,383

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
					June 29, 2007*
					through
	Year Ended October 31,				October 31,
	2011	2010	2009	2008	2007
Net asset value,
beginning of period	$8.02	$6.84	$5.30	$11.73	$10.00

Income from
investment operations:
Net investment income	0.06 ^	0.04	0.05	0.08	0.00	+
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	0.79	1.18	1.57	(6.07)	1.73
Total from investment operations	0.85	1.22	1.62	(5.99)	1.73

Less distributions:
From net investment income	(0.05)	(0.04)	(0.08)	(0.02)	—
From net realized
gain on investments	—	—	—	(0.42)	—
Total distributions	(0.05)	(0.04)	(0.08)	(0.44)	—

Net asset value, end of period	$8.82	$8.02	$6.84	$5.30	$11.73

Total return	10.60%	17.84%	31.37%	-52.82%	17.30	%‡

Ratios/supplemental data:
Net assets, end
of period (thousands)	$5,469	$4,728	$2,200	$1,085	$1,644
Ratio of expenses to
average net assets:
Before expense reimbursement	4.34%	5.63%	12.89%	10.73%	33.55	%†
After expense reimbursement	1.49%	1.49%	1.49%	1.49%	1.49	%†
Ratio of net investment
income/(loss) to average net assets:
Before expense reimbursement	(2.12%)	(3.54%)	(10.37%)	(8.35%)	(31.70	%)†
After expense reimbursement	0.73%	0.60%	1.03%	0.89%	0.36	%†
Portfolio turnover rate	20.39%	21.76%	52.99%	98.32%	34.75	%‡

*	Commencement of operations.
+	Less than $0.005.
†	Annualized.
‡	Not annualized.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	October 25, 2011*
	through
	October 31,
	2011
Net asset value, beginning of period	$8.60

Income from investment operations:
Net investment income	0.00	^#
Net realized and unrealized gain (loss) on investments
and foreign currency related transactions	0.22
Total from investment operations	0.22

Net asset value, end of period	$8.82

Total return	2.56	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,493
Ratio of expenses to average net assets:
Before expense reimbursement	2.03	%†
After expense reimbursement	0.99	%†
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(1.34	%)†
After expense reimbursement	-0.30	%†
Portfolio turnover rate	20.39	%+

*	Commencement of operations.
†	Annualized.
‡	Not annualized.
+	Portfolio turnover rate calculated for the year ended October 31, 2011.
^	Based on average shares outstanding.
#	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
					June 29, 2007*
					through
	Year Ended October 31,				October 31,
	2011	2010	2009	2008	2007
Net asset value,
beginning of period	$9.32	$7.13	$4.96	$8.98	$10.00

Income from
investment operations:
Net investment income/(loss)	(0.08)^	0.01 ^	0.02	(0.01)	(0.01)
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	0.97	2.21	2.15	(3.79)	(1.01)
Total from investment operations	0.89	2.22	2.17	(3.80)	(1.02)

Less distributions:
From net investment income	(0.02)	(0.03)	(0.00)+	(0.01)	—
From net realized
gain on investments	—	—	—	(0.21)	—
Total distributions	(0.02)	(0.03)	(0.00)+	(0.22)	—
Redemption fees retained	0.00 +^	0.00 +	—	—	—

Net asset value, end of period	$10.19	$9.32	$7.13	$4.96	$8.98

Total return	9.50%	31.22%	43.77%	-43.22%	-10.20	%‡

Ratios/supplemental data:
Net assets, end
of period (thousands)	$10,570	$5,247	$2,566	$1,356	$1,285
Ratio of expenses to
average net assets:
Before expense reimbursement	3.43%	5.75%	11.37%	11.93%	36.69	%†
After expense reimbursement	1.99%#	1.99%	1.99%	1.99%	1.99	%†
Ratio of net investment
income/(loss) to average net assets:
Before expense reimbursement	(2.16%)	(3.59%)	(8.93%)	(10.17%)	(35.64	%)†
After expense reimbursement	(0.72%)	0.17%	0.45%	(0.23%)	(0.94	%)†
Portfolio turnover rate	11.83%	23.70%	55.86%	54.32%	78.59	%‡

*	Commencement of operations.
+	Less than $0.005.
†	Annualized.
‡	Not annualized.
^	Based on average shares outstanding.
#	Effective October 25, 2011, the Adviser has reduced the expense cap to 1.85%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	October 25, 2011*
	through
	October 31,
	2011
Net asset value, beginning of period	$9.60

Income from investment operations:
Net investment income	0.00	^#
Net realized and unrealized gain on investments
and foreign currency related transactions	0.59
Total from investment operations	0.59

Net asset value, end of period	$10.19

Total return	6.15	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,262
Ratio of expenses to average net assets:
Before expense reimbursement	2.74	%†
After expense reimbursement	1.35	%†
Ratio of net investment income to average net assets:
Before expense reimbursement	1.11	%†
After expense reimbursement	2.50	%†
Portfolio turnover rate	11.83	%+

*	Commencement of operations.
#	Less than $0.005.
†	Annualized.
‡	Not annualized.
^	Based on average shares outstanding.
+	Portfolio turnover rate calculated for the year ended October 31, 2011.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2011

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund and the Huber Capital Small Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Investor Class of each Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Funds’ Institutional Class subsequently commenced operations on October 25, 2011.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2008 – 2010, or expected to be taken in the Funds’ 2011 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Securities Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2011, Continued

sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended October 31, 2011, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income/(Loss)	Gain/(Loss)	Paid-in Capital
Equity Income Fund	$(43)	$43	$—
Small Cap Value Fund	77,504	(93)	(77,411)

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2011, Continued

contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees:  The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

G.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At October 31, 2011, the Small Cap Value Fund had investments in illiquid securities with a total value of $369,034 or 3.12% of net assets.

Information concerning these illiquid securities is as follows:

Small Cap Value Fund	Shares	Dates Acquired			Cost Basis
Crown Crafts, Inc.	29,663	6/07	–	12/10	$105,958
Overhill Farms, Inc.	68,454	12/09	–	5/11	352,021

I.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

J.
Regulated Investment Company Modernization Act:  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law.  The Modernization Act modernizes several of the federal income and excise tax provisions related to regulated investment companies (“RICs”).  Some highlights of the enacted provisions are as follows:

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2011, Continued

New capital losses may now be carried forward indefinitely, and retain the character of the original loss.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests.  Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010.  The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2011, Continued

assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value.  Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2011:

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2011, Continued

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$600,486	$—	$—	$600,486
Consumer Staples	521,623	—	—	521,623
Energy	531,516	—	—	531,516
Financial Services	1,701,233	—	—	1,701,233
Health Care	848,862	—	—	848,862
Materials & Processing	285,092	—	—	285,092
Producer Durables	464,237	—	—	464,237
Technology	1,104,019	—	—	1,104,019
Utilities	824,949	—	—	824,949
Total Common Stocks	6,882,017	—	—	6,882,017
Short-Term Investments	65,778	—	—	65,778
Total Investments
in Securities	$6,947,795	$—	$—	$6,947,795

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,939,697	$104,117	$—	$2,043,814
Consumer Staples	45,359	264,917	—	310,276
Energy	363,509	—	—	363,509
Financial Services	5,348,106	—	—	5,348,106
Health Care	367,591	—	—	367,591
Materials & Processing	1,552,212	—	—	1,552,212
Producer Durables	1,001,087	—	—	1,001,087
Utilities	538,752	—	—	538,752
Total Common Stocks	11,156,313	369,034	—	11,525,347
Short-Term Investments	305,982	—	—	305,982
Total Investments
in Securities	$11,462,295	$369,034	$—	$11,831,329

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at October 31, 2011, the end of the reporting period.  The Funds recognized no significant transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the year ended October 31, 2011.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2011, Continued

New Accounting Pronouncement – On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, the Funds are evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  Through October 24, 2011, the Equity Income Fund paid fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  As of October 25, 2011, the Adviser has reduced the Equity Income Fund’s investment advisory fee to 0.99%.  Through October 24, 2011, the Small Cap Value Fund paid fees calculated at an annual rate of 1.50% based upon the Fund’s average daily net assets.  As of October 25, 2011, the Adviser has reduced the Small Cap Value Fund’s investment advisory fee to 1.35%.  For the year ended October 31, 2011, the Equity Income Fund and the Small Cap Value Fund incurred $52,527 and $150,532, respectively, in investment advisory fees.

The Funds are responsible for their own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.49% and 0.99% of average daily net assets of the Investor Class and Institutional Class of the Equity Income Fund, respectively.  For the period

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2011, Continued

November 1, 2010 through October 24, 2011, the Adviser has limited the aggregate annual operating expenses to 1.99% of average daily net assets of the Investor Class.  Effective October 25, 2011, the Adviser has reduced this limit to 1.85% and 1.35% for the Investor Class and Institutional Class of the Small Cap Value Fund, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended October 31, 2011, the Adviser reduced its fees and absorbed Fund expenses in the amount of $149,584 for the Equity Income Fund and $145,153 for the Small Cap Value Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2012	2013	2014	Total
Equity Income Fund	$145,406	$153,456	$149,584	$448,446
Small Cap Value Fund	$149,582	$154,848	$145,153	$449,583

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the year ended October 31, 2011, the Funds incurred the following expenses for administration, fund accounting, transfer agency and custody:

	Equity Income Fund	Small Cap Value Fund
Administration	$32,503	$32,503
Fund accounting	27,650	27,381
Transfer agency (a)	19,938	19,970
Custody	4,972	8,132

(a)  Does not include out-of-pocket expenses.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2011, Continued

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

For the year ended October 31, 2011, the Equity Income Fund and the Small Cap Value Fund were each allocated $5,001 of the Chief Compliance Officer fee.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class Shares of the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the year ended October 31, 2011, the Equity Income Fund Investor Class and the Small Cap Value Fund Investor Class incurred shareholder servicing fees of $13,072 and $25,078 under the Agreement, respectively.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds.  Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the year ended October 31, 2011, the Equity Income Fund Investor Class and the Small Cap Value Fund Investor Class paid the Distributor $11,814 and $12,550, respectively.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2011, Continued

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2011, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Equity Income Fund	Small Cap Value Fund
Purchases	$2,862,896	$7,949,315
Sales	1,059,980	1,147,971

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred.

The tax character of distributions paid during the years ended October 31, 2011 and October 31, 2010 was as follows:

	Equity Income Fund
	Year Ended	Year Ended
	October 31, 2011	October 31, 2010
Ordinary income	$28,701	$14,931

	Small Cap Value Fund
	Year Ended	Year Ended
	October 31, 2011	October 31, 2010
Ordinary income	$13,261	$14,285

Ordinary income distributions may include dividends paid from short-term capital gains.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2011, Continued

As of October 31, 2011, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity	Small Cap
	Income Fund	Value Fund
Cost of investments for tax purposes (a)	$5,949,321	$10,677,563
Gross tax unrealized appreciation	1,249,812	2,668,133
Gross tax unrealized depreciation	(251,338)	(1,514,367)
Net tax unrealized appreciation	998,474	1,153,766
Net unrealized appreciation foreign currency	—	5
Undistributed ordinary income	26,281	—
Undistributed long-term capital gain	—	—
Total distributable earnings	26,281	—
Other accumulated gains/(losses)	(695,182)	(81,495)
Total accumulated earnings	$329,573	$1,072,276

(a)  The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

The Equity Income Fund and the Small Cap Value Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	2016	2017	2019	Total
Equity Income Fund	$236,172	$420,487	$38,523	$695,182
Small Cap Value Fund	—	81,495	—	81,495

Huber Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and Shareholders of:
Huber Capital Equity Income Fund
Huber Capital Small Cap Value Fund

We have audited the accompanying statements of assets and liabilities of the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund (the “Funds”), each a series of Advisors Series Trust, including the schedules of investments, as of October 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds are not required to have, nor were we been engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and broker or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund, as of October 31, 2011, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 28, 2011

Huber Funds

NOTICE TO SHAREHOLDERS at October 31, 2011 (Unaudited)

For the year ended October 31, 2011, certain dividends paid by the Equity Income Fund and the Small Cap Value Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from net investment income designated as qualified dividend income was 100% and 0% for the Equity Income Fund and the Small Cap Value Fund, respectively.

For corporate shareholders in the Equity Income Fund and the Small Cap Value Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2011 was 100% and 0%, respectively.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2011

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Number of
		Term of		Portfolios
		Office		in Fund
	Position	and	Principal	Complex	Other
	Held	Length	Occupation	Overseen	Directorships
Name, Address	with the	of Time	During Past	by	Held During
and Age	Trust	Served	Five Years	Trustee(2)	Past Five Years

Independent Trustees(1)

Sallie P. Diederich	Trustee	Indefinite	Independent	2	Trustee,
(age 61)		term	Mutual Fund		Advisors Series
615 E. Michigan Street		since	Consultant,		Trust (for series
Milwaukee, WI 53202		January	(1995 to present);		not affiliated
		2011.	Advisor		with the Funds).
Corporate
Controller,
Transamerica
Fund Management
Company (1994
to 1995); Senior
Vice President,
Mutual Fund
and Custody
Operations,
Putnam
Investments
(1992 to 1993);
Vice President
and Controller,
Mutual Fund
Accounting,
American Capital
Mutual Funds
(1986 to 1992).

Donald E. O’Connor	Trustee	Indefinite	Retired; former	2	Trustee,
(age 75)		term	Financial		Advisors Series
615 E. Michigan Street		since	Consultant and		Trust (for series
Milwaukee, WI 53202		February	former Executive		not affiliated
		1997.	Vice President		with the Funds);
			and Chief		Trustee, The
			Operating Officer		Forward Funds
			of ICI Mutual		(35 portfolios).
Insurance Company
(until January 1997).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Number of
		Term of		Portfolios
		Office		in Fund
	Position	and	Principal	Complex	Other
	Held	Length	Occupation	Overseen	Directorships
Name, Address	with the	of Time	During Past	by	Held During
and Age	Trust	Served	Five Years	Trustee(2)	Past Five Years

George J. Rebhan	Trustee	Indefinite	Retired;	2	Trustee,
(age 77)		term	formerly		Advisors Series
615 E. Michigan Street		since	President,		Trust (for series
Milwaukee, WI 53202		May	Hotchkis and		not affiliated
		2002.	Wiley Funds		with the Funds);
			(mutual funds)		Independent
			(1985 to 1993).		Trustee from
1999 to 2009,
E*TRADE
Funds.

George T. Wofford	Trustee	Indefinite	Retired;	2	Trustee,
(age 72)		term	formerly Senior		Advisors Series
615 E. Michigan Street		since	Vice President,		Trust (for series
Milwaukee, WI 53202		February	Federal Home		not affiliated
		1997.	Loan Bank of		with the Funds).
San Francisco.

Interested Trustee

Joe D. Redwine(3)	Interested	Indefinite	President, CEO,	2	Trustee,
(age 64)	Trustee	term	U.S. Bancorp		Advisors Series
615 E. Michigan Street		since	Fund Services,		Trust (for series
Milwaukee, WI 53202		September	LLC (May 1991		not affiliated
		2008.	to present).		with the Funds).

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years

Officers

Joe D. Redwine	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund Services,
(age 64)	and Chief	term	LLC (May 1991 to present).
615 E. Michigan Street	Executive	since
Milwaukee, WI 53202	Officer	September
2007.

Douglas G. Hess	President	Indefinite	Senior Vice President, Compliance and
(age 44)	and	term	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street	Principal	since	LLC (March 1997 to present).
Milwaukee, WI 53202	Executive	June
	Officer	2003.

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years

Cheryl L. King	Treasurer	Indefinite	Vice President, Compliance and
(age 50)	and	term	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street	Principal	since	LLC (October 1998 to present).
Milwaukee, WI 53202	Financial	December
	Officer	2007.

Michael L. Ceccato	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services,
(age 54)	President,	term	LLC (February 2008 to present); General
615 E. Michigan Street	Chief	since	Counsel/Controller, Steinhafels, Inc.
Milwaukee, WI 53202	Compliance	September	(September 1995 to February 2008).
	Officer and	2009.
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite	Senior Vice President and Counsel, U.S.
(age 46)		term	Bancorp Fund Services, LLC (May 2006 to
615 E. Michigan Street		since	present); Senior Counsel, Wells Fargo Funds
Milwaukee, WI 53202		June	Management, LLC (May 2005 to May 2006);
		2007.	Senior Counsel, Strong Financial Corporation
(January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-888-482-3726 (888-HUBERCM).

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-482-3726 (888-HUBERCM) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Huber Capital Management, LLC
10940 Wilshire Boulevard, Suite 925
Los Angeles, California 90024-3915

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022-3205

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Sallie P. Diederich is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2011	FYE 10/31/2010
Audit Fees	$28,600	$27,800
Audit-Related Fees	N/A	N/A
Tax Fees	$5,800	$5,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2011	FYE 10/31/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2011	FYE 10/31/2010
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   1/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   1/6/12

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   1/6/12

* Print the name and title of each signing officer under his or her signature.